Note 12 - Subordinated Debt - Schedule of Subordinated Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Net	$ 7,831
Subordinated Debt [Member]
Principal	8,000
Unamortized Debt Issuance Costs	169
Net	$ 7,831